Cover	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	Midatech Pharma Plc
Entity Central Index Key	0001643918
Document Type	20-F
Trading Symbol	MTP
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Title of 12(b) Security	Ordinary Shares, nominal value 0.1p each
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Emerging Growth Company	true
Entity Reporting Status Current	Yes
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019